Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of Company's business segments
The following tables provide a summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2019, 2018 and 2017:

	Twelve Months Ended December 31, 2019
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,485.5	$1,956.9	$3,442.4
Net written premiums	1,251.1	1,176.8	2,427.9
Gross earned premiums	1,494.9	1,927.5	3,422.4
Net earned premiums	1,255.2	1,038.1	2,293.3
Underwriting Expenses
Losses and loss adjustment expenses	917.9	761.8	1,679.7
Amortization of deferred policy acquisition costs	264.9	147.8	412.7
General and administrative expenses	111.7	229.8	341.5
Underwriting (loss)	(39.3)	(101.3)	(140.6)
Corporate expenses			(54.5)
Non-operating expenses			(125.6)	(1)
Net investment income			197.3
Realized and unrealized investment gains			97.1
Realized and unrealized investment losses			(10.9)
Realized loss on debt extinguishment			(5.5)
Change in fair value of loan notes issued by variable interest entities			(3.1)
Change in fair value of derivatives			(144.2)
Interest expense on long term debt			(20.2)
Net realized and unrealized foreign exchange (losses)			(11.8)
Other income			4.9
Other expenses			(1.7)
(Loss) before tax			(218.8)
Income tax (expense)			(22.9)
Net (loss)			$(241.7)

Net reserves for loss and loss adjustment expenses	$2,605.9	$2,026.1	$4,632.0
Ratios
Loss ratio	73.1%	73.4%	73.2%
Policy acquisition expense ratio	21.1	14.2	18.0
General and administrative expense ratio	8.9	22.1	22.7	(2)
Expense ratio	30.0	36.3	40.7
Combined ratio	103.1%	109.7%	113.9%
 _______________

(1)
Non-operating expenses includes $103.4 million of costs related to the Merger, severance, retention and other costs, and $22.2 million of expenses related to the Company’s operating effectiveness and efficiency program, which includes $12.3 million of impairment charges related to lease assets as a result of sub-leasing certain office space.

(2)	The general and administrative expense ratio in the total column includes corporate and non-operating expenses.

	Twelve Months Ended December 31, 2018
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,495.7	$1,951.2	$3,446.9
Net written premiums	1,182.9	899.1	2,082.0
Gross earned premiums	1,593.9	1,940.5	3,534.4
Net earned premiums	1,256.4	958.3	2,214.7
Underwriting Expenses
Losses and loss adjustment expenses	927.0	646.0	1,573.0
Amortization of deferred policy acquisition costs	260.9	110.7	371.6
General and administrative expenses	118.5	239.2	357.7
Underwriting (loss)	(50.0)	(37.6)	(87.6)
Corporate expenses			(56.8)
Non-operating expenses			(77.2)	(1)
Net investment income			198.2
Realized and unrealized investment gains			110.0
Realized and unrealized investment losses			(174.7)
Realized loss on debt extinguishment			(8.6)
Change in fair value of loan notes issued by variable interest entities			(4.4)
Change in fair value of derivatives			(31.8)
Interest expense on long term debt			(25.9)
Net realized and unrealized foreign exchange (losses)			(3.5)
Other income			9.0
Other expenses			(2.7)
(Loss) before tax			(156.0)
Income tax benefit			10.2
Net (loss)			$(145.8)

Net reserves for loss and loss adjustment expenses	$2,843.6	$2,153.0	$4,996.6
Ratios
Loss ratio	73.8%	67.4%	71.0%
Policy acquisition expense ratio	20.8	11.6	16.8
General and administrative expense ratio	9.4	25.0	22.2	(2)
Expense ratio	30.2	36.6	39.0
Combined ratio	104.0%	104.0%	110.0%
 ________________

(1)
Non-operating expenses includes $37.5 million of expenses related to Company’s operating effectiveness and efficiency program, $39.0 million of advisor fees related to the Merger and $11.3 million of retention costs, partially offset by the write back of a $14.1 million buy-out provision.

(2)	The general and administrative expense ratio in the total column includes corporate and non-operating expenses.

	Twelve Months Ended December 31, 2017
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,548.5	$1,812.4	$3,360.9
Net written premiums	1,250.0	962.5	2,212.5
Gross earned premiums	1,451.8	1,757.4	3,209.2
Net earned premiums	1,206.1	1,100.5	2,306.6
Underwriting Expenses
Losses and loss adjustment expenses	1,116.4	878.3	1,994.7
Amortization of deferred policy acquisition costs	235.5	165.0	400.5
General and administrative expenses	157.3	253.9	411.2
Underwriting (loss)	(303.1)	(196.7)	(499.8)
Corporate expenses			(58.3)
Non-operating expenses			(32.7)	(1)
Net investment income			189.0
Realized and unrealized investment gains			148.9
Realized and unrealized investment losses			(28.4)
Change in fair value of loan notes issued by variable interest entities			21.2
Change in fair value of derivatives			27.7
Interest expense on long term debt			(29.5)
Net realized and unrealized foreign exchange (losses)			(23.9)
Other income			8.9
Other expenses			(4.9)
(Loss) before tax			(281.8)
Income tax benefit			15.4
Net (loss)			$(266.4)

Net reserves for loss and loss adjustment expenses	$2,917.1	$2,317.2	$5,234.3
Ratios
Loss ratio	92.6%	79.8%	86.5%
Policy acquisition expense ratio	19.5	15.0	17.4
General and administrative expense ratio	13.0	23.1	21.8	(2)
Expense ratio	32.5	38.1	39.2
Combined ratio	125.1%	117.9%	125.7%
_______________

(1)	Non-operating expenses includes $15.2 million of expenses related to the Company’s operating effectiveness and efficiency program.

(2)	The general and administrative expense ratio in the total column includes corporate and non-operating expenses.

Schedule of gross written premiums based on geographical areas
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2019, 2018 and 2017.

	For the Twelve Months Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	($ in millions)
Australia/Asia	$215.9	$175.9	$167.3
Caribbean	9.3	7.7	17.6
Europe	82.8	92.6	94.5
United Kingdom	295.7	290.1	258.3
United States & Canada(1)	2,003.9	1,875.9	1,729.3
Worldwide excluding United States (2)	63.0	70.1	88.1
Worldwide including United States(3)	614.9	775.8	868.6
Others	156.9	158.8	137.2
Total	$3,442.4	$3,446.9	$3,360.9
 ______________

(1)	“United States and Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.

(2)	“Worldwide excluding the United States” comprises individual policies that insure risks wherever they may be across the world but specifically excludes the United States.

(3)	“Worldwide including the United States” comprises individual policies that insure risks wherever they may be across the world but specifically includes the United States.